Hedging Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Schedule of details of hedging instruments

	Million Euros
	2018
		Carrying amount		Changes in fair value used for
	Notional Value	Assets	Liabilities	calculating hedge ineffectiveness	Balance sheet line ítems

Fair value hedges:	178,719	3,451	(5,114)	96
Interest rate risk	163,241	2,648	(4,616)	56
Equity swap	109	—	(2)	—	Hedging derivatives
Future interest rate	7,702	—	—	(126)	Hedging derivatives
Interest rate swap	129,217	2,345	(4,168)	321	Hedging derivatives
Call money swap	19,579	170	(250)	(32)	Hedging derivatives
Currency swap	4,957	121	(45)	(17)	Hedging derivatives
Inflation swap	—	—	—	9	Hedging derivatives
Swaption	51	6	(6)	—	Hedging derivatives
Collar	15	1	—	—	Hedging derivatives
Floor	1,611	5	(145)	(99)	Hedging derivatives
Exchange rate risk	3,019	11	(1)	3
Fx forward	3,019	11	(1)	3	Hedging derivatives
Interest rate and exchange rate risk	12,237	792	(493)	42
Interest rate swap	3,022	143	(20)	(15)	Hedging derivatives
Call money swap	20	—	—	—	Hedging derivatives
Currency swap	9,195	649	(473)	57	Hedging derivatives
Inflation risk	168	—	(4)	(5)
Call money swap	64	—	(3)	(3)	Hedging derivatives
Currency swap	104	—	(1)	(2)	Hedging derivatives
Credit risk	54	—	—	—
CDS	54	—	—	—	Hedging derivatives

Cash flow hedges:	118,400	4,865	(976)	(28)
Interest rate risk	38,229	307	(229)	203
Fx forward	49	—	(1)	(1)	Hedging derivatives
Future interest rate	127	—	—	29	Hedging derivatives
Interest rate swap	33,956	240	(202)	159	Hedging derivatives
Currency swap	2,350	57	(26)	11	Hedging derivatives
Floor	1,747	10	—	5	Hedging derivatives
Exchange rate risk	38,457	971	(568)	(878)
Future FX and c/v term FV	4,955	—	—	(697)	Hedging derivatives
FX forward	3,283	186	(15)	(36)	Hedging derivatives
Future interest rate	4,946	—	—	(12)	Hedging derivatives
Interest rate swap	1,055	10	(5)	8	Hedging derivatives
Currency swap	23,904	775	(548)	(142)	Hedging derivatives
Floor	314	—	—	—	Hedging derivatives
Deposits borrowed	—	—	—	1	Deposits
Interest rate and exchange rate risk	34,383	3,542	(124)	665
Interest rate swap	12,572	20	(97)	(7)	Hedging derivatives
Currency swap	21,811	3,522	(27)	672	Hedging derivatives
Inflation risk	6,318	45	(30)	11
FX forward	414	—	(9)	(1)	Hedging derivatives
Currency swap	5,904	45	(21)	12	Hedging derivatives
Equity risk	77	—	(4)	(8)
Option	77	—	(4)	(8)	Hedging derivatives
Other risk	936	—	(21)	(21)
Future FX and c/v term RF	936	—	(21)	(21)	Hedging derivatives

Hedges of net investments in foreign operations:	21,688	291	(273)	(1)
Exchange rate risk	21,688	291	(273)	(1)
FX forward	21,688	291	(273)	(1)	Hedging derivatives
	318,807	8,607	(6,363)	67

Schedule of maturity profile of hedging instruments

	December 31, 2018
	Million of euros
	Up to one	One to three	Three months to	One year to	More than
	month	months	one year	five years	five years	Total
Fair value hedges:	9,377	17,989	23,773	78,541	49,039	178,719
Interest rate risk	8,436	12,519	21,987	73,989	46,310	163,241
Equity swap	—	27	46	36	—	109
Future interest rate	668	2,012	981	2,650	1,391	7,702
Interest rate swap	7,672	10,213	18,423	60,502	32,407	129,217
Call money swap	96	267	1,823	6,967	10,426	19,579
Currency swap	—	—	714	2,368	1,875	4,957
Swaption	—	—	—	51	—	51
Collar	—	—	—	—	15	15
Floor	—	—	—	1,415	196	1,611
Exchange rate risk	17	1,855	1,147	—	—	3,019
Fx forward	17	1,855	1,147	—	—	3,019
Interest rate and exchange rate risk	924	3,615	639	4,503	2,556	12,237
Interest rate swap	445	1,462	35	710	370	3,022
Call money swap	—	—	—	—	20	20
Currency swap	479	2,153	604	3,793	2,166	9,195
Inflation risk	—	—	—	—	168	168
Call money swap	—	—	—	—	64	64
Currency swap	—	—	—	—	104	104
Credit risk	—	—	—	49	5	54
CDS	—	—	—	49	5	54

Cash flow hedges:	18,684	6,994	16,954	62,947	12,821	118,400
Interest rate risk	2,079	2,607	6,971	26,020	552	38,229
Fx forward	49	—	—	—	—	49
Future interest rate	2	—	—	125	—	127
Interest rate swap	2,028	2,161	5,957	23,593	217	33,956
Currency swap	—	446	839	730	335	2,350
Floor	—	—	175	1,572	—	1,747
Exchange rate risk	16,166	3,478	5,896	11,984	933	38,457
Future FX and c/v term FV	4,955	—	—	—	—	4,955
FX forward	1,423	—	47	1,813	—	3,283
Future interest rate	4,946	—	—	—	—	4,946
Interest rate swap	—	—	—	1,055	—	1,055
Currency swap	4,842	3,478	5,535	9,116	933	23,904
Floor	—	—	314	—	—	314
Interest rate and exchange rate risk	—	8	2,921	21,930	9,524	34,383
Interest rate swap	—	8	898	8,456	3,210	12,572
Currency swap	—	—	2,023	13,474	6,314	21,811
Inflation risk	439	524	566	2,977	1,812	6,318
FX forward	—	121	156	137	—	414
Currency swap	439	403	410	2,840	1,812	5,904
Equity risk	—	—	41	36	—	77
Option	—	—	41	36	—	77
Other risk	—	377	559	—	—	936
Future FX and c/v term RF	—	377	559	—	—	936

Hedges of net investments in foreign operations:	555	777	11,067	9,289	—	21,688
Exchange rate risk	555	777	11,067	9,289	—	21,688
FX forward	555	777	11,067	9,289	—	21,688
	28,616	25,760	51,794	150,777	61,860	318,807

Schedule of details of hedged exposure/hedged items

	December 31, 2018
	Million of euros
			Accumulated amount			Change in fair
			of fair value			value of hedged	Cash flow hedge/currency
	Carrying amount of		adjustments on the			ítem for	translation reserve
	hedged items		hedged item			ineffectiveness	Continuing	Discontinued
	Assets	Liabilities	Assets	Liabilities	Balance sheet line item	assessment	hedges	hedges
Fair value hedges:	110,669	46,830	1,915	(1,765)		(20)	—	—
Interest rate risk	104,393	39,251	1,886	(1,478)		(74)	—	—
Deposits	5,922	1,195	279	1	Deposits and loans and advances	(39)	—	—
Bond	27,235	21,759	792	(791)	Debt instruments	(35)	—	—
Repo	13,874	561	25	(16)	Other assets	18	—	—
Loans of securitiesa	53,397	175	742	—	Loans and advances	(186)	—	—
Liquidity facilities	3,965	232	48	(2)	Loans and advances	35	—	—
Issuances assurance	—	2,013	—	(12)	Other assets/liabilities	3	—	—
Securitisation	—	13,316	—	(658)	Other assets/liabilities	170	—	—
Equity instruments	—	—	—	—	Equity instruments	(40)	—	—
Exchange rate risk	3,378	—	5	—		(3)	—	—
Deposits	1,614	—	9	—	Deposits and loans and advances	8	—	—
Bonds	1,764	—	(4)	—	Debt instruments	(11)	—	—
Interest and Exchange rate risk	2,776	7,474	21	(287)		53	—	—
Borrowed deposits	751	—	19	—	Deposits and loans and advances	16	—	—
Bonds	1,591	3,571	2	(26)	Debt instruments	(31)	—	—
Securitisation	—	3,358	—	(262)	Other assets/liabilities	67	—	—
Repos	434	99	—	1	Other assets/liabilities	1	—	—
CLO	—	446	—	—	Other assets/liabilities	—	—	—
Inflation risk	68	105	3	1		4	—	—
Deposits	—	105	—	1	Deposits and loans and advances	1	—	—
Bonds	68	—	3	—	Debt instruments	3	—	—
Credit risk	54	—	—	—		—	—	—
Bonds	54	—	—	—	Debt instruments	—	—	—

Cash flow hedges						(432)	447	(10)
Interest rate risk						(52)	131	(12)
Firm commitment					Other assets/liabilities	(24)	(75)	—
Deposits					Deposits and loans and advances	(26)	47	—
Governmenclasst bonds					Debt instruments	(13)	92	—
Liquidity facilities					Loans and advances	8	65	(12)
Secondary market loans					Other assets/liabilities	4	2	—
Senior securitization					Other assets/liabilities	(1)	—	—
Exchange rate risk						(416)	(23)	2
Deposits					Other assets/liabilities	83	(8)	—
Bonds					Deposits and loans and advances	(309)	(16)	2
Secondary market loans					Loans and advances	(179)	(21)	—
Senior titulisation					Other assets/liabilities	(11)	21	—
CLO					Other assets/liabilities	—	1	—
Interest and Exchange rate risk						4	341	—
Deposits					Deposits and loans and advances	7	2	—
Bonds					Debt instruments	(13)	(9)	—
Securitisation					Other assets/liabilities	10	348	—
Inflation risk						15	22	—
Deposits					Deposits and loans and advances	25	25	—
Bonds					Debt instruments	(3)	(3)	—
Liquidity facilities					Loans and advances	(7)	—	—
Equity risk						17	(4)	—
Highly likely scheduled transactions					Other assets/liabilities	17	(4)	—
Other risks						—	(20)	—
Bonds					Other assets/liabilities	—	(20)	—

Net foreign investments hedges	792	—	10	—		—	—	—
Exchange rate risk	792	—	10	—		—	—	—
Firm commitment	13	—	—	—	Other assets/liabilities	—	—	—
Equity instruments	779	—	10	—	Equity instruments	—	—	—
	111,461	46,830	1,925	(1,765)		(452)	447	(10)

Schedule of effectiveness of hedging, impacts on profit or loss and other comprehensive income

	Million of euros
	2018
	Earnings/			Reclassified amount of reserves to the income statement due to:
	(losses)	Ineffective		Cover
	recognised in	coverage		transaction
	another	recognised in		affecting the
	cumulative	the income	Line of the income statement that includes	income
	overall result	statement	the ineffectiveness of cash flows	statement	Line of the income statement that includes reclassified items
Fair value hedges		75
Interest rate risk		(18)
Deposits		(24)	Gains or losses of financial assets/liabilities
Bonds		(61)	Gains or losses of financial assets/liabilities
Repo		1	Gains or losses of financial assets/liabilities
Loans of fixed-income securities		46	Gains or losses of financial assets/liabilities
Liquidity lines		12	Gains or losses of financial assets/liabilities
Securitisations		8	Gains or losses of financial assets/liabilities
Risk of interest rate and exchange rate		95
Deposits		39	Gains or losses of financial assets/liabilities
Bonds		8	Gains or losses of financial assets/liabilities
Securitisations		49	Gains or losses of financial assets/liabilities
CLO		(1)	Gains or losses of financial assets/liabilities
Other Risks		(2)
Securitisations		(2)	Gains or losses of financial assets/liabilities

Cash flow hedges	200	8		553
Risk of interest rate	193	(4)		39
Firm Commitment	(2)	—	Gains or losses of financial assets/liabilities	(24)	Interest margin
Deposits	50	(21)	Gains or losses of financial assets/liabilities	(4)	Interest margin
Bonds	104	2	Gains or losses of financial assets/liabilities	17	Interest margin/ Gains or losses of financial assets/liabilities
Loans secondary markets	85	16	Gains or losses of financial assets/liabilities	47	Interest margin/ Gains or losses of financial assets/liabilities
Liquidity lines	2	—	Gains or losses of financial assets/liabilities	3	Interest margin
Repo	(46)	—	Gains or losses of financial assets/liabilities	—	Interest margin
Securitisations	—	(1)	Gains or losses of financial assets/liabilities	—
Risk of Exchange rate	(20)	(688)		(457)
Deposits	(25)	(698)	Gains or losses of financial assets/liabilities	(563)	Interest margin/ Gains or losses of financial assets/liabilities
Asset bonds	(25)	43	Gains or losses of financial assets/liabilities	89	Interest margin/ Gains or losses of financial assets/liabilities
Repo	—	—	Gains or losses of financial assets/liabilities	(3)	Gains or losses of financial assets/liabilities
Loans secondary markets	5	4	Gains or losses of financial assets/liabilities	48	Interest margin/ Gains or losses of financial assets/liabilities
Securitisations	24	(37)	Gains or losses of financial assets/liabilities	(36)	Interest margin / Gains or losses of financial assets/liabilities
CLO	1	—	Gains or losses of financial assets/liabilities	8	Interest margin / Gains or losses of financial assets/liabilities
Risk of interest rate and exchange rate	45	700		967
Deposits	1	743	Gains or losses of financial assets/liabilities	778	Interest margin
Bonds	(4)	447	Gains or losses of financial assets/liabilities	571	Interest margin/ Gains or losses of financial assets/liabilities
Securitisations	48	(490)	Gains or losses of financial assets/liabilities	(382)	Interest margin/ Gains or losses of financial assets/liabilities
Risk of inflation	11	—		4
Deposits	14	—	Gains or losses of financial assets/liabilities	3	Interest margin
Asset bonds	(3)	—	Gains or losses of financial assets/liabilities	1	Interest margin
Risk of equity	(8)	—		—
Highly probable planned transactions	(8)	—	Gains or losses of financial assets/liabilities	—
Other risks	(21)	—		—
Bonds	(21)	—	Gains or losses of financial assets/liabilities	—
	—	—		—
Coverage of net investment abroad	—	—		—
Risk of Exchange rate	—	—		—
Equity instruments	—	—	Gains or losses of financial assets/liabilities	—
	200	83		553

Schedule of movement in hedging components in other comprehensive income

Million of euros
2018
Balance at beginning of year	152

Cash flow hedges
Risks of interest rate	193
Amounts transferred to income statements	(37)
Other reclassifications	230
Risks of exchange rate	(20)
Amounts transferred to income statements	457
Other reclassifications	(477)
Risks of interest rate and exchange rate	45
Amounts transferred to income statements	(967)
Other reclassifications	1,012
Risk of inflation	11
Amounts transferred to income statements	(4)
Other reclassifications	15
Risk of equity	(8)
Amounts transferred to income statements	—
Other reclassifications	(8)
Other risks	(21)
Amounts transferred to income statements	—
Other reclassifications	(21)

Minorities	(25)
Taxes	(50)

Balance at end of year	277

Grupo Santander UK
Disclosure of detailed information about hedged items [line items]
Schedule of maturity profile of hedging instruments

	December 31, 2018
	Million of euros
	Up to one	One to three	Three months to	One year to	More than
	month	months	one year	five years	five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	6,888	9,403	16,333	44,166	17,498	94,288
Average fixed interest rate (%) GBP	0.633	0.788	1.057	1.586	2.849
Average fixed interest rate (%) USD	(0.223)	0.670	0.911	1.085	1.261
Average fixed interest rate (%) EUR	1.513	1.314	1.337	2.684	2.179

Interest rate and foreign exchange rate risk
Exchange rate instruments
Nominal	877	2,894	—	1,331	585	5,687
Average GBP/EUR exchange rate	—	—	—	1.183	1.168
Average GBP/USD exchange rate	1.580	1.332	—	1.511	—
Average fixed interest rate (%) USD	—	—	—	3.888	3.923
Average fixed interest rate (%) EUR	3.615	2.500	—	2.375	7.950

Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	1,917	2,225	3,466	—	7,608
Average fixed interest rate (%) GBP	—	0.726	0.733	1.334	—

Foreign exchange risk
Exchange rate instruments
Nominal	4,378	2,853	3,310	7,132	—	17,673
Average GBP/JPY exchange rate	—	147.215	146.372	145.319	—
Average GBP/EUR exchange rate	—	—	1.280	1.135	—
Average GBP/USD exchange rate	1.304	1.307	1.310	1.305	—

Interest rate and foreign exchange rate risk
Exchange rate instruments
Nominal	—	—	2,859	21,288	9,495	33,642
Average GBP/EUR exchange rate	—	—	1.252	1.271	1.217
Average GBP/USD exchange rate	—	—	1.633	1.545	1.511
Average fixed interest rate (%) GBP	—	—	2.340	2.660	2.900

Santander Consumer Group [Member]
Disclosure of detailed information about hedged items [line items]
Schedule of maturity profile of hedging instruments

	December 31, 2018
	Million of euros
	Up to one	One to three	Three months to	One year to	More than
	month	months	one year	five years	five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	253	672	3,488	6,883	63	11,359
Average fixed interest rate (%) EUR	(0.197)	(0.125)	(0.036)	(0.065)	(0.113)
Average fixed interest rate (%) CHF	(0.659)	(0.696)	(0.679)	(0.561)	—

Foreign exchange risk
Exchange rate instruments
Nominal	17	30	376	—	—	423
Average DKK/EUR exchange rate	134.135	—	134.109	—	—
Average NOK/EUR exchange rate	—	—	103.232	—	—
Average CHF/EUR exchange rate	—	878.624	887.218	—	—

Interest rate and foreign exchange rate risk
Exchange rate instruments
Nominal	—	240	339	448	—	1,027
Average SEK/EUR exchange rate	—	—	0.104	—	—
Average DKK/EUR exchange rate	—	0.134	0.134	0.134	—
Average fixed interest rate (%) SEK	—	—	0.008	—	—
Average fixed interest rate (%) DKK	—	0.002	0.003	0.004	—

Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	85	99	313	423	—	920
Average fixed interest rate (%) EUR	0.183	0.183	0.183	0.183	—

Foreign exchange risk
Exchange rate instruments
Nominal	339	557	2,368	1,061	—	4,325
Average SEK/EUR exchange rate	0.101	0.098	0.099	0.099	—
Average NOK/EUR exchange rate	0.108	0.108	0.108	0.108	—
Average CHF/EUR exchange rate	0.896	0.859	0.870	0.900	—
Average CAD/EUR exchange rate	0.654	0.658	0.652	0.656	—
Average DKK/EUR exchange rate	0.134	0.134	0.134	—	—
Average PLN/EUR exchange rate	—	—	0.234	0.233	—
Average USD/EUR exchange rate	—	—	0.897	—	—
Average JPY/EUR exchange rate	—	—	0.008	0.008	—

Hedges of net investments in foreign operations
Foreign exchange risk
Exchange rate instruments
Nominal	181	282	480	—	—	943
Average NOK/EUR exchange rate	103.751	103.538	102.963	—	—
Average CNY/EUR exchange rate	—	—	121.796	—	—

Banco Santander [Member]
Disclosure of detailed information about hedged items [line items]
Schedule of maturity profile of hedging instruments

	December 31, 2018
	Million of euros
	Up to one	One to three	Three months to	One year to	More than
	month	months	one year	five years	five years	Total
Fair value hedges

Interest rate risk
Interest rate instruments
Nominal	500	665	425	12,987	22,030	36,602
Average fixed interest rate (%) GBP	—	—	—	—	7.08
Average fixed interest rate (%) EUR	3.75	0.63	2.06	1.81	3.20
Average fixed interest rate (%) CHF	—	—		0.76	1.04
Average fixed interest rate (%) USD	—	—	1.38	3.43	4.11

Foreign exchange risk
Exchange rate instruments
Nominal	—	1,825	771	—	—	2,596

Interest rate and foreign exchange rate risk
Exchange rate instruments
Nominal	41	461	120	2,085	951	3,656
Average fixed interest rate (%) AUD/EUR	—	—	—	4.00	4.80
Average fixed interest rate (%) CZK/EUR	—	—	—	0.86	—
Average fixed interest rate (%) EUR/COP	—	—	7.54	—	—
Average fixed interest rate (%) HKD/EUR	—	—	—	2.52	—
Average fixed interest rate (%) JPY/EUR	—	—	—	0.64	1.28
Average fixed interest rate (%) NOK/EUR	—	—	—	—	3.61
Average fixed interest rate (%) USD/COP	6.13	6.71	—	9.47	—

Average AUD/EUR exchange rate	—	—	—	1.499	1.499
Average CZK/EUR exchange rate	—	—	—	25.407	26.030
Average EUR/GBP exchange rate	—	1.145	—	—	—
Average EUR/COP exchange rate	—	—	0.0003	—	—
Average EUR/MXN exchange rate	—	—	—	—	—
Average HKD/EUR exchange rate	—	—	—	8.718	—
Average JPY/EUR exchange rate	—	—	—	132.014	125.883
Average MXN/EUR exchange rate	—	—	—	14.696
Average NOK/EUR exchange rate	—	—	—	—	9.606
Average USD/BRL exchange rate	—	—	0.269	—	—
Average USD/COP exchange rate	—	0.0003	0.0003	—	0.0003

Credit Risk
Credit risk instruments
Nominal	—	—	—	49	5	54

Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	1,942	—	—	6,130	20	8,092
Average fixed interest rate (%) EUR	—	—	—	0.51	0.55

Hedges of net investments in foreign operations
Exchange rate instruments
Exchange rate instruments
Nominal	373	497	10,587	9,289	—	20,746
Average BRL/EUR exchange rate	4.46	—	4.46	4.73	—
Average CLP/EUR exchange rate	—	766.01	768.25	795.10	—
Average CNY/EUR exchange rate	—	—	8.14	—	—
Average COP/EUR exchange rate	—	3,728.01	3,685.80	—	—
Average GBP/EUR exchange rate	—	0.91	0.89	—	—
Average MXN/EUR exchange rate	22.98	—	24.51	24.50	—
Average PLN/EUR exchange rate	—	—	4.38	4.26	—

Banco Santander (Brasil) S.A. And Other Group Companies In Brazil
Disclosure of detailed information about hedged items [line items]
Schedule of maturity profile of hedging instruments

	December 31, 2018
	Million of euros
	Up to one	One to three	Three months to	One year to	More than
	month	months	one year	five years	five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	668	2,045	—	3,529	1,378	7,620
Average fixed interest rate (%) BRL	9.500	6.967	6.937	10.055	10.030

Foreign exchange rate risk and other
Exchange rate instruments
Nominal	6	15	36	316	38	411
Average USD/BRL exchange rate	3.247	3.303	3.551	3.642	3.265

Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	3,877	2,997	3,030	119	—	10,023
Average fixed interest rate (%) BRL	6.500	6.500	6.500	6.500	—

Foreign exchange risk and other
Exchange rate instruments
Nominal	—	8	26	—	238	272
Average USD/BRL exchange rate	—	3.716	3.648	—	3.135

Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Schedule of maturity profile of hedging instruments

	December 31, 2018
	Million of euros
	Up to one	One to three	Three months to	One year to	More than
	month	months	one year	five years	five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	—	1	346	80	—	427
Average fixed interest rate (%) MXN	—	5.180	6.907	5.593	—
Average fixed interest rate (%) USD	—	—	1.465	1.465	—

Interest rate and foreign exchange rate
Exchange and interest rate instruments
Nominal	—	—	41	282	1,009	1,332
Average EUR/MXN exchange rate	—	—	—	20.470	21.890
Average GBP/MXN exchange rate	—	—	—	24.870	25.310
Average USD/MXN exchange rate	—	—	13.920	13.920	18.390
Average MXV/MXN exchange rate	—	—	5.059	5.059	5.059
Average fixed interest rate (%) USD	—	—	8.000	3.980	4.125
Average fixed interest rate (%) EUR	—	—	—	2.420	2.750
Average fixed interest rate (%) GBP	—	—	—	—	6.750

Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	—	—	178	—	178
Average fixed interest rate (%) MXN	—	—	—	7.258	—

Foreign exchange risk
Exchange rate instruments
Nominal	1,415	44	56	2,719	103	4,337
Average EUR/MXN exchange rate	—	—	16.679	18.932	18.688
Average GBP/MXN exchange rate	—	—	—	23.127	25.947
Average USD/MXN exchange rate	18.729	20.289	17.918	16.443	18.508
Average BRL/MXN exchange rate	5.863	—	5.732	5.736	—